March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Provident VA Separate Account 1 (“Registrant”)
File No. 811-07708
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life Insurance Company and Nationwide Provident VA Separate Account 1, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Fund Company	CIK Code
Deutsche DWS Variable Series I—DWS Bond VIP: Class A	0000764797
Deutsche DWS Variable Series I—DWS Core Equity VIP: Class A	0000764797
Deutsche DWS Variable Series I—DWS CROCI(R) International VIP: Class A	0000764797
Dreyfus Variable Investment Fund—Growth and Income Portfolio: Initial Shares	0000813383
Federated Insurance Series—Federated Fund for U.S. Government Securities II	0000912577
Federated Insurance Series—Federated Managed Volatility Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund—VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund—VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Overseas Portfolio: Service Class	0000356494
MFS(R) Variable Insurance Trust—MFS Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust—MFS Investors Trust Series: Service Class	0000918571
MFS(R) Variable Insurance Trust—MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust—MFS Research Series: Service Class	0000918571
Nationwide Variable Insurance Trust—BlackRock NVIT Equity Dividend Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Dynamic U.S. Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Government Bond Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Value Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Value Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Company Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT Nationwide Fund: Class IV	0000353905
Nationwide Variable Insurance Trust—NVIT S&P 500 Index Fund: Class IV	0000353905
PIMCO Variable Insurance Trust—High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—Total Return Portfolio: Administrative Class	0001047304
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
VanEck VIP Trust—Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust—Global Hard Assets Fund: Initial Class	0000811976
VanEck VIP Trust—Unconstrained Emerging Markets Bond Fund: Initial Class	0000811976
Wells Fargo Variable Trust—VT Discovery Fund: Class 2	0001081402
Wells Fargo Variable Trust—VT Opportunity Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco Associate Vice President, Product Management